LOAN FROM THIRD PARTIES (Details Narrative) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Loan From Third Parties
Due to related parties	$ 89,578	$ 94,153	$ 0